Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 9,683	$ 14,512
Trade and other receivables (note 6)	494	294
Inventory	562	240
Prepaid expenses and other current assets	1,030	1,210
Total current assets	11,769	16,256
Restricted cash	367	418
Right of use assets (note 4)	340
Property, plant and equipment	48	65
Identifiable intangible assets	50	62
Goodwill	8,177	8,210
Total assets	20,751	25,011
Current liabilities
Payables and accrued liabilities (note 7)	3,200	2,966
Provision for restructuring and other costs (note 8)	1,004	887
Income taxes payable	1,662	1,669
Current portion of deferred revenues	74	74
Current portion of lease liabilities (note 4)	635
Current portion of warrant liability (note 9)	447
Total current liabilities	7,022	5,596
Deferred revenues	222	258
Lease liabilities (note 4)	570
Warrant liability (note 9)	1,004	3,634
Employee future benefits (note 10)	14,561	13,205
Non-current portion of provision for restructuring and other costs (note 8)	400	411
Total liabilities	23,779	23,104
SHAREHOLDERS' (DEFICIENCY) EQUITY
Share capital	223,140	222,335
Other capital	89,824	89,342
Deficit	(315,977)	(309,781)
Accumulated other comprehensive (loss) income	(15)	11
Total shareholders' (deficiency) equity	(3,028)	1,907
Total liabilities and shareholders' (deficiency) equity	$ 20,751	$ 25,011